SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS - Deferred Financing Fees (Details) - USD ($) $ in Thousands		2 Months Ended	10 Months Ended	12 Months Ended
	Nov. 09, 2021	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 05, 2021
Debt Instrument [Line Items]
Amortization of debt costs		$ 224	$ 14,592		$ 3,471	$ 3,555
Senior Notes Due 2029 | Senior Notes
Debt Instrument [Line Items]
Debt issuance costs, gross		10,900		$ 10,900			$ 11,000
Amortization of debt costs		200
The Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Debt issuance costs, gross	$ 2,300
Debt term	5 years
The Revolving Credit Facility | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Debt issuance costs, gross		2,200		$ 2,200	1,200
Debt term				5 years
Amortization of debt costs		$ 100
Write off of debt issuance costs					800
Term Loans And Revolving Credit Facility
Debt Instrument [Line Items]
Amortization of debt costs			$ 14,600		3,500	$ 3,600
Term Loan | Senior Notes
Debt Instrument [Line Items]
Debt issuance costs, gross					13,400
Write off of debt issuance costs					$ 11,000